UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F/A
                              AMENDMENT NO. 1

                            FORM 13F/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 11, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2001.


          Report for the Quarter Ended December 31, 1999.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:         President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  MICHAEL SPALTER               Providence, RI         May 16, 2001
  -------------------------     ------------------     -----------------
  Michael Spalter


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           2

Form 13F Information Table Value Total:           $26,104


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                          FORM 13F INFORMATION TABLE

                          TITLE                                                                              VOTING AUTHORITY
                           OF                   VALUE      SHARES/   SH/    PUT/   INVSTMT    OTHER     --------------------------
NAME OF ISSUER            CLASS      CUSIP     (X$1,000)   PRN AMT   PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -----    ---------   --------  ----------  ---    ----   -------- ---------   ---------  ------- -------
BERKLEY W R CORP          COM      084423102     15,597     747,171   SH             SOLE                 747,171
USEC INC                  COM      90333E108     10,507   1,501,050   SH             SOLE               1,501,050
